Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Jun. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 618
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,883
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	2,140
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,144
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,806